UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 4175

DREYFUS CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--48.5%	Principal Amount ($)	Value ($)
Abbey National Treasury Services (Yankee)
0.50%, 11/16/10	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria
0.35%, 11/15/10	55,000,000 a,b	55,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.42% - 0.85%, 11/4/10 - 12/1/10	375,500,000 b	375,500,250
Banco Santander SA (Yankee)
0.65%, 11/10/10	750,000,000	750,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25% - 0.41%, 12/27/10 - 4/8/11	1,300,000,000	1,300,000,000
Barclays Bank
0.76% - 0.81%, 11/9/10 - 11/29/10	450,000,000 a	450,000,000
Barclays Bank (Yankee)
0.70%, 1/18/11	300,000,000	300,000,000
BNP Paribas (Yankee)
0.30%, 12/2/10	500,000,000	500,000,000
Citibank N.A.
0.36%, 2/24/11	500,000,000	500,000,000
Credit Agricole CIB (Yankee)
0.31% - 0.40%, 11/8/10 - 4/25/11	1,200,000,000	1,200,000,000
Credit Industriel et Commercial (Yankee)
0.49%, 11/3/10	300,000,000	300,000,000
Deutsche Bank AG
0.44%, 11/1/10	750,000,000 a	750,000,000
DZ Bank AG (Yankee)
0.35% - 0.60%, 11/5/10 - 1/20/11	250,000,000	250,000,000
Fortis Bank SA/NV
0.52%, 2/14/11	100,000,000	100,000,000
Fortis Bank SA/NV (Yankee)
0.40%, 4/4/11	350,500,000	350,500,000
ING Bank (London)

0.30% - 0.38%, 11/15/10 - 1/27/11	865,000,000	865,000,000
Intesa Sanpaolo SpA (Yankee)
0.52%, 11/9/10	325,000,000	325,000,000
Lloyds TSB Bank (Yankee)
0.32%, 11/19/10	670,000,000	670,000,000
Mizuho Corporate Bank (Yankee)
0.38%, 4/26/11	200,000,000	200,000,000
Natixis (Yankee)
0.36%, 1/5/11	1,195,500,000	1,195,500,000
Nordea Bank Finland (Yankee)
0.20%, 11/22/10	50,000,000	50,000,000
Rabobank Nederland (Yankee)
0.50%, 1/24/11	250,000,000	250,000,000
Royal Bank of Canada
0.39%, 11/1/10	400,000,000 a	400,000,000
Royal Bank of Scotland PLC (Yankee)
0.30% - 0.37%, 11/18/10 - 12/7/10	1,400,000,000	1,400,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 1/11/11	175,000,000 b	175,000,000
Societe Generale (Yankee)
0.41% - 0.46%, 2/8/11 - 4/18/11	900,000,000	900,000,000
UBS (Yankee)
0.61% - 0.75%, 1/27/11 - 2/7/11	1,150,000,000	1,150,000,000
Westpac Banking Corp.
0.40%, 11/16/10	250,000,000 a,b	250,000,000
Westpac Capital Corp.
0.32%, 11/11/10	250,000,000 a	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $15,461,500,250)		15,461,500,250
Commercial Paper--7.7%
Abbey National NA
0.21%, 11/1/10	200,000,000	200,000,000
Deutsche Bank Financial LLC
0.40%, 2/14/11	300,000,000	299,650,000
JPMorgan Chase & Co.
0.35%, 2/1/11	525,000,000 b	524,530,417
NRW Bank

0.31% - 0.42%, 11/5/10 - 4/1/11	590,500,000 b	590,356,067
Societe Generale N.A. Inc.
0.38% - 0.50%, 11/1/10 - 4/6/11	439,750,000	439,483,674
Unicredit U.S. Finance Inc.
0.51%, 2/1/11	292,500,000 b	292,118,775
Westpac Banking Corp.
0.40%, 11/8/10	125,000,000 a,b	125,005,604
Total Commercial Paper
(cost $2,471,144,537)		2,471,144,537
Asset-Backed Commercial Paper--5.8%
Atlantis One Funding Corp.
0.21%, 11/1/10	1,300,000,000 b	1,300,000,000
Cancara Asset Securitization
0.30%, 1/18/11	250,000,000 b	249,837,500
CRC Funding
0.35%, 11/3/10	100,000,000 b	99,998,056
Grampian Funding LLC
0.40%, 11/3/10	170,000,000 b	169,996,222
Mont Blanc Capital Corp.
0.25%, 11/16/10	30,000,000 b	29,996,875
Total Asset-Backed Commercial Paper
(cost $1,849,828,653)		1,849,828,653
Corporate Notes--4.4%
Bank of America Securities LLC
0.37%, 11/1/10	500,000,000	500,000,000
Barclays Bank
0.71%, 11/26/10	400,000,000 a	400,000,000
Credit Suisse
0.60%, 11/19/10	500,000,000 a	500,000,000
Total Corporate Notes
(cost $1,400,000,000)		1,400,000,000
Short-Term Bank Notes--1.7%
Bank of America N.A.
0.38% - 0.60%, 1/7/11 - 1/21/11
(cost $550,000,000)	550,000,000	550,000,000
Time Deposits--7.8%
Branch Banking & Trust Co. (Grand Cayman)

0.21%, 11/1/10	400,000,000	400,000,000
Citibank N.A. (Nassau)
0.21%, 11/1/10	300,000,000	300,000,000
Commerzbank (Grand Cayman)
0.20% - 0.22%, 11/1/10	1,010,000,000	1,010,000,000
DnB NOR Bank ASA (Grand Cayman)
0.20%, 11/1/10	785,000,000	785,000,000
Total Time Deposits
(cost $2,495,000,000)		2,495,000,000
U.S. Government Agencies--6.0%
Federal Home Loan Bank
0.30%-0.37%, 11/1/10-8/19/11	900,000,000 a	899,766,500
Federal Home Loan Mortgage Corp.
0.27%, 1/14/11	1,000,000,000 a,c	1,000,000,000
Total U.S. Government Agencies
(cost $1,899,766,500)		1,899,766,500
Repurchase Agreements--18.1%
Barclays Capital, Inc.
0.22%, dated 10/29/10, due 11/1/10 in the amount of
$764,014,007 (fully collateralized by $742,577,000
U.S. Treasury Notes, 1.125%-3.375%, due
6/15/13-11/15/19, value $779,280,084)	764,000,000	764,000,000
BNP Paribas
0.22%, dated 10/29/10, due 11/1/10 in the amount of
$1,500,027,500 (fully collateralized by $1,310,625,700
U.S. Treasury Inflation Protected Securities, 0.50%-2.50%,
due 7/15/14-1/15/29, value $1,530,000,086)	1,500,000,000	1,500,000,000
Citigroup Global Markets Holdings Inc.
0.37%, dated 10/29/10, due 11/1/10 in the amount of
$150,004,625 (fully collateralized by $425,102,816
Corporate Bonds, 0%-8.03%, due 6/15/31-5/25/46, value
$154,500,000)	150,000,000	150,000,000
Deutsche Bank Securities Inc.
0.21%, dated 10/29/10, due 11/1/10 in the amount of
$1,500,026,250 (fully collateralized by $2,000,000
Asian Development Bank, 4.50%, due 9/4/12, value
$2,157,590, $47,259,000 Federal Farm Credit Bank,

2.12%-3.50%, due 10/3/11-10/4/16, value
$48,082,547, $219,965,000 Federal Home Loan Bank,
1%-5.375%, due 3/11/11-7/7/25, value $233,745,166,
$420,038,000 Federal Home Loan Mortgage Corp.,
0%-6.07%, due 12/8/10-1/5/27, value $437,315,335,
$451,762,000 Federal National Mortgage Association,
0%-6.625%, due 2/1/11-4/19/35, value $477,743,830,
$4,935,000 Financing Corp., 9.80%, due 11/30/17,
value $7,528,644, $6,772,000 Financing Corp. Strips,
due 9/26/18-9/26/19, value $5,187,548, $434,025,000
Resolution Funding Corp. Strips, due 1/15/11-10/15/29,
value $297,402,112 and $17,685,000 Tennessee Valley
Authority, 5.50%, due 6/15/38, value $20,841,812)	1,500,000,000	1,500,000,000
Goldman, Sachs & Co.
0.22%, dated 10/29/10, due 11/1/10 in the amount of
$400,007,333 (fully collateralized by $403,604,000
Federal Farm Credit Bank, 0%-7%, due
11/22/10-2/22/40, value $408,000,320)	400,000,000	400,000,000
HSBC USA Inc.
0.34%, dated 10/29/10, due 11/1/10 in the amount of
$80,002,267 (fully collateralized by $77,210,000
Corporate Bonds, 0%-8%, due 1/15/11-10/1/40, value
$82,572,426)	80,000,000	80,000,000
RBC Capital Markets
0.21%-0.345%, dated 10/29/10, due 11/1/10 in the amount of
$840,018,525 (fully collateralized by $164,104,253
Certificate of Deposit, 0%, due 12/13/10-2/3/11,
value $164,013,801, $39,995,399 Commercial Paper,
0%, due 11/23/10, value $39,986,200, $262,000 International
Bank for Reconstruction and Development Notes,
0%-8.625%, due 8/15/11-10/15/16, value
$251,050, $500,000 Inter-American Development Bank,
7%, due 6/15/25, value $682,403, $177,527,000 Federal
Farm Credit Bank, 0.84%-2.47%, due 10/25/13-9/7/17,
value $177,948,094, $229,740,000 Federal Home Loan Bank,
0%-2.05%, due 11/26/10-10/7/15, value $229,972,650,
$108,015,563 Federal Home Loan Mortgage Corp.,

0%-22.523%, due 11/15/24-5/15/40, value $67,540,946 and
$312,550,763 Federal National Mortgage Association,
0%-6.344%, due 10/5/10-10/25/40, value $176,404,930)	840,000,000	840,000,000
Societe Generale
0.21%, dated 10/29/10, due 11/1/10 in the amount of
$525,009,188 (fully collateralized by $150,528,917
Government National Mortgage Association, 4%-6%, due
12/15/38-6/20/40, value $142,190,700, $146,000,000
U.S. Treasury Inflation Protected Securities,
1.875%-2.375%, due 7/15/15-1/15/27, value
$185,438,762, $92,905,000 U.S. Treasury Notes,
1.375%-3.625%, due 10/15/12-8/15/19, value
$101,312,038 and $150,000,000 U.S. Treasury Strips,
due 8/15/21, value $106,558,500)	525,000,000	525,000,000
Total Repurchase Agreements
(cost $5,759,000,000)		5,759,000,000
Total Investments (cost $31,886,239,940)	100.0%	31,886,239,940
Cash and Receivables (Net)	.0%	5,606,695
Net Assets	100.0%	31,891,846,635

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to $4,237,339,766 or 13.3% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	31,886,239,940
Level 3 - Significant Unobservable Inputs	-
Total	31,886,239,940

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)